Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.
Commitments and Contingencies
14.1.
Contingencies

The Company is party to civil, labor and tax lawsuits involving loss risks. Loss contingencies resulting from lawsuits are estimated and updated by the Company, based on the evaluation of its legal advisors.

In the ordinary course of business, the Company makes a provision for a liability relating to legal matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. These provisions are reviewed at least quarterly and adjusted to reflect the impacts of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. The outcomes of legal proceedings and other contingencies are, however, inherently unpredictable and subject to significant uncertainties.

The breakdown of existing loss contingencies of the Company which are recognized as a liability, is as follows:

	December 31, 2025	December 31, 2024
Civil	48	56
Labor	3	14
Tax	216	182
Total	267	252

The breakdown of existing contingencies classified as reasonably possible losses by the Group, based on the evaluation of its legal advisors, for which no provision was recognized, is as follows:

	December 31, 2025	December 31, 2024
Civil	459	135
Labor	930	156
Tax	1,241	1,011
Total	2,630	1,302
14.2.
Commitments

As of December 31, 2025 the Company has contractual commitments for services with third parties mainly related to hosting and internal software systems. These commitments are non-cancellable and expire within one to five years. The Company has unconditional purchase obligations as follows:

Fiscal year	Amount
2026	28,412
2027	34,125
2028	38,750
2029	43,000
Thereafter	29,500
Total	173,787